Risk Management - Schedule of Potential Impact on Accrual Book (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial risk management [abstract]
Interest rate shock sensitivity impact	$ (16,349)	$ (9,626)	$ (13,981)